14 Right-of-use assets and Lease Liability (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Right-of-use Assets And Lease Liability
Balance at beginning, lease liability	R$ 100,557
Initial adoption IFRS 16	2,191,908
Balance of Initial adoption IFRS 16	2,292,465
Acquired	911,619
Disposals	(122,488)
Interests and monetary and exchange variations, net	121,061
Currancy translation adjustments	56,805
Payments	(454,190)
Interest paid	(128,376)
Balance at ending, lease liability	2,676,896
Current liability		R$ 676,291	R$ 9,767
Non-current liability		2,000,605	90,790
Total	R$ 100,557	R$ 2,676,896	R$ 100,557